SHORT TERM AND LONG TERM TRADE RCEIVABLES, NET (Tables)	12 Months Ended
Dec. 31, 2025
Notes and other explanatory information [abstract]
SCHEDULE OF SHORT TERM AND LONG TERM TRADE RCEIVABLES, NET
	December 31,	December 31,
	2025	2024

Customers	$4,272	$2,039
Expected credit losses	(17)	(15)
Trade receivables, net	$4,255	$2,024